Properties And Equipment (Schedule Of Properties And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 410,403	$ 373,068
Less accumulated depreciation	(248,370)	(230,034)
Net properties and equipment	162,033	143,034
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	7,964	7,108
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	96,361	85,570
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	51,559	47,243
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	111,183	99,234
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	49,928	47,840
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	72,898	74,191
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 20,510	$ 11,882